Trade Payables	12 Months Ended
Dec. 31, 2025
Trade Payables [Abstract]
TRADE PAYABLES

NOTE 7:- TRADE PAYABLES

	December 31
	2025	2024
	USD in thousands

Open accounts	1,035	206
Accrued expenses	880	146
Merger Expenses Payable in Connection with the Merger Transaction with NLS	-	216
	1,915	568